INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Corporate income tax rate			24.00%	25.00%	26.50%
Unrecognized tax benefits that would impact effective tax rate			$ 1,378
Interest expense related to uncertain tax positions			280
Accrued interest liabiliy related to uncertain tax positions			280
Minimum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	21.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	35.00%
Subsequent Event [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate		23.00%
Domestic Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards			161,855
Capital loss carry-forwards			151
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards			121,542
Capital loss carry-forwards			$ 151